SCHEDULE OF OTHER INFORMATION OF OPERATING LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating cash flow from operating lease	$ 198,874	$ 323,509
Right-of-use assets obtained in exchange for operating lease liabilities	$ 554,643	$ 579,998
Weighted average discount rate for operating lease	4.75%	4.75%
Minimum [Member]
Remaining lease term for operating lease (years)	3 months	3 months
Maximum [Member]
Remaining lease term for operating lease (years)	2 years 9 months	3 years 9 months